Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Allowance for credit loss	$ 0	$ 0
Available-for-sale, amortized cost	18,689	20,986
Mortgage loans, allowance for credit loss	15	12
Limited partnerships and other alternative investments, fair value	58	0
Reinsurance recoverable, allowance for credit loss	27	37
Reinsurance recoverables	40,714	35,848
Derivative, fair value	1,779	(777)
Other policyholder funds and benefits payable, fair value	254	575
Funds withheld liability	10,485	6,379
Other liabilities (related party: $915 and $818)	$ 2,023	$ 1,920
Common stock, shares authorized	1,000	1,000
Common stock, shares, issued	1,000	1,000
Common stock, shares, outstanding	1,000	1,000
Common stock, par value (in dollars per share)	$ 5,690	$ 5,690
Reinsurance recoverable for GMWB
Derivative, fair value	$ 335	$ (8)
Funds withheld liability
Fair Value	1,481	15
Affiliated Entity
Reinsurance recoverables	11,537	6,143
Funds withheld liability	9,248	5,128
Other liabilities (related party: $915 and $818)	$ 915	$ 818